UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, Inc.
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL  60089-1976


Form 13F File Number:  28-04870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael E. Leonetti
Title:            CEO
Phone:            847/520-0999

Signature, Place, and Date of Signing:

            Michael E. Leonetti          Buffalo Grove, IL       11/12/01
            ----------------------       -----------------       --------
            [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings are  reported in this report,  and all holdings are reported by other reporting manager(s).

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                            0
                                                              -----------------

Form 13F Information Table Entry Total:                                      52
                                                              -----------------

Form 13F Information Table Value Total:                       $         203,893
                                                              -----------------
                                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                    SYMPHONY ASSET MANAGEMENT LLC
                                                              FORM 13F
                                                               Public
                                                         September 30, 1999

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
ALCOA Inc                     COM       013817101        6,751      217,700     SH        Sole                   23,300      194,400
AMR Corp                      COM       001765106          789       41,200     SH        Sole                                41,200
AOL Time Warner               COM       00184A105        7,446      224,940     SH        Sole                   22,000      202,940
American Home Products        COM       026609107       11,880      203,950     SH        Sole                   24,800      179,150
American Standard             COM       029712106          660       12,000     SH        Sole                   12,000
Avaya Inc                     COM       053499109        2,371      239,539     SH        Sole                    5,662      233,877
BB & T Corp Com               COM       054937107        3,791      104,000     SH        Sole                   21,000       83,000
Bank One Corp                 COM       06423A103          472       15,000     SH        Sole                   15,000
Boeing Co                     COM       097023105        2,365       70,600     SH        Sole                    5,000       65,600
Boston Scientific Corp Com    COM       101137107        2,694      131,400     SH        Sole                   30,000      101,400
Burlington Northern Santa Fe  COM       12189T104        2,878      107,600     SH        Sole                   10,000       97,600
Charter One Financial Inc     COM       160903100        3,364      119,190     SH        Sole                   18,900      100,290
Circuit City Stores, Inc.     COM       172737108        1,799      149,900     SH        Sole                    5,000      144,900
Cisco Systems Inc             COM       17275r102        1,489      122,261     SH        Sole                    4,000      118,261
Citigroup Inc                 COM       172967101       16,203      400,063     SH        Sole                   26,999      373,064
Colgate Palmolive Co          COM       194162103        1,800       30,900     SH        Sole                                30,900
Comcast Corp                  COM       200300200        7,170      199,900     SH        Sole                   18,000      181,900
Conagra Foods Inc             COM       205887102        4,010      178,600     SH        Sole                   18,500      160,100
D R Horton Inc                COM       23331A109        1,548       74,200     SH        Sole                    5,000       69,200
Dow Chemical Co               COM       260543103        5,029      153,500     SH        Sole                   15,000      138,500
E M C Corp                    COM       268648102        1,017       86,534     SH        Sole                                86,534
Earthlink Inc                 COM       270321102          244       16,000     SH        Sole                   16,000
Eastman Kodak Co              COM       277461109        7,599      233,600     SH        Sole                   21,000      212,600
General Electric Co           COM       369604103       13,741      369,387     SH        Sole                   25,500      343,887
Georgia Pacific Corp          COM       373298108        5,332      185,200     SH        Sole                   19,000      166,200
Honeywell International Inc   COM       438516106        2,880      109,100     SH        Sole                   10,000       99,100
ITT Industries Inc            COM       450911102          851       19,000     SH        Sole                   19,000
Ingram Micro Inc Cl A         COM       457153104          284       22,000     SH        Sole                   22,000
International Paper Co        COM       460146103          348       10,000     SH        Sole                   10,000
Kroger Co                     COM       501044101        5,243      212,800     SH        Sole                   28,000      184,800
Lear Corp                     COM       521865105          432       16,000     SH        Sole                   16,000
MBNA Corp                     COM       55262L100        1,017       33,563     SH        Sole                                33,563
Nasdaq 100 Tr Unit            COM       631100104        3,249      112,100     SH        Sole                   21,000       91,100
PPG Industries Inc            COM       693506107        1,441       31,500     SH        Sole                    3,000       28,500
Procter & Gamble Co           COM       742718109        7,748      106,450     SH        Sole                               106,450
SBC Communications Inc        COM       78387G103          707       15,000     SH        Sole                   15,000
Sara Lee Corp                 COM       803111103        3,730      175,100     SH        Sole                   15,000      160,100
Sears Roebuck & Co            COM       812387108          554       16,000     SH        Sole                   16,000
Suiza Foods Corp              COM       865077101        5,569       88,200     SH        Sole                    2,500       85,700
Sunrise Assist Living         COM       86768K106        2,394       92,700     SH        Sole                   23,000       69,700
Sysco Corp                    COM       871829107        2,426       95,000     SH        Sole                   10,000       85,000
Tribune Co                    COM       896047107        6,346      202,100     SH        Sole                   26,000      176,100
US Oncology Inc               COM       90338W103          565       75,800     SH        Sole                    8,000       67,800
Union Pacific Corp            COM       907818108        5,595      119,300     SH        Sole                    4,000      115,300
United Parcel Service Cl B    COM       911312106        4,262       82,000     SH        Sole                    2,300       79,700
Verizon Communications        COM       92343V104       13,939      257,600     SH        Sole                   24,000      233,600
Viacom Inc Cl B               COM       925524308        3,502      101,518     SH        Sole                               101,518
Vivendi Universal ADR         COM       92851S204        2,679       57,800     SH        Sole                                57,800
Wal-Mart                      COM       931142103        5,469      110,479     SH        Sole                   10,000      100,479
Wells Fargo & Co              COM       949746101        5,153      115,920     SH        Sole                               115,920
Worldcom Inc Ga New MCI Gp    COM       98157D304        2,425      159,200     SH        Sole                   18,500      140,700
York International Corp       COM       986670107        2,643       92,300     SH        Sole                   16,000       76,300
------------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY                52                                    203,893